Retirement Benefit Plans - Summary of Actuarial Valuation of Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Interest income (expense)	$ (5)	$ (5)
Represented by:
Pension assets (Note 13)	449	301
Accrued retirement benefit liability	(517)	(564)
Defined Benefit Pension Plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	(182)
Balance at end of year liability (asset)	(352)	(182)
Funding surplus (deficit)	451	254
Represented by:
Pension assets (Note 13)	449	301
Accrued retirement benefit liability	(97)	(119)
Net accrued retirement benefit asset (liability)	352	182
Defined Benefit Pension Plans | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	2,558	2,337
Current service cost	72	55
Past service costs arising from plan improvements	13	0
Benefits paid	(144)	(146)
Interest income (expense)	59	69
Obligation experience adjustments	4	27
Effect from change in financial assumptions	(159)	221
Effect from change in demographic assumptions	4	1
Changes in foreign exchange rates	0	(6)
Balance at end of year liability (asset)	2,407	2,558
Represented by:
Net accrued retirement benefit asset (liability)	(2,407)	(2,558)
Defined Benefit Pension Plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	(2,812)	(2,659)
Benefits paid	144	146
Interest income (expense)	(66)	(79)
Changes in foreign exchange rates	0	5
Return on plan assets, excluding amounts included in interest income	102	204
Contributions by the employer	22	21
Balance at end of year liability (asset)	(2,858)	(2,812)
Represented by:
Net accrued retirement benefit asset (liability)	2,858	2,812
Defined Benefit Pension Plans | Less effect of the asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	72	63
Interest income (expense)	2	2
Change in asset ceiling	25	7
Balance at end of year liability (asset)	99	72
Represented by:
Net accrued retirement benefit asset (liability)	(99)	(72)
Non-Pension Post- Retirement Benefit Plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	445
Balance at end of year liability (asset)	420	445
Funding surplus (deficit)	(420)	(445)
Represented by:
Pension assets (Note 13)	0	0
Accrued retirement benefit liability	(420)	(445)
Net accrued retirement benefit asset (liability)	(420)	(445)
Non-Pension Post- Retirement Benefit Plans | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	445	404
Current service cost	14	19
Past service costs arising from plan improvements	3	0
Benefits paid	(14)	(17)
Interest income (expense)	11	13
Obligation experience adjustments	(13)	(3)
Effect from change in financial assumptions	(24)	33
Effect from change in demographic assumptions	3	(3)
Changes in foreign exchange rates	(5)	(1)
Balance at end of year liability (asset)	420	445
Represented by:
Net accrued retirement benefit asset (liability)	(420)	(445)
Non-Pension Post- Retirement Benefit Plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	0	0
Benefits paid	14	17
Interest income (expense)	0	0
Changes in foreign exchange rates	0	0
Return on plan assets, excluding amounts included in interest income	0	0
Contributions by the employer	14	17
Balance at end of year liability (asset)	0	0
Represented by:
Net accrued retirement benefit asset (liability)	0	0
Non-Pension Post- Retirement Benefit Plans | Less effect of the asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	0	0
Interest income (expense)	0	0
Change in asset ceiling	0	0
Balance at end of year liability (asset)	0	0
Represented by:
Net accrued retirement benefit asset (liability)	$ 0	$ 0